Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 691,000
Previously Paid Amount	0.00
Total Fee Amount	60.12
Total Offset Amount	0.00
Net Fee	60.12
Narrative - Max Aggregate Offering Price	$ 691,000
Final Prospectus	true